OTHER ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of other assets [text block] [Abstract]
OTHER ASSETS	NOTE 26: OTHER ASSETS

	2020	2019
	£m	£m
Deferred acquisition and origination costs	74	83
Settlement balances	1,389	654
Other assets and prepayments	2,787	3,737
Total other assets	4,250	4,474